OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
OTHER CURRENT ASSETS
Note 6. OTHER CURRENT ASSETS

As of December 26, 2020 and June 27, 2020, other current assets consist of the following:

	December 26,	June 27,
	2020	2020

Investments	$3,036,791	$3,786,791
Excise Tax Receivable	-	5,254,595
Note Receivable (1)	2,549,302	-
Other Current Assets	147,589	64,071

Total Other Current Assets	$5,733,682	$9,105,457

 ________________________

(1) See “Note 5 – Assets Held for Sale” for further information.

As of December 26, 2020 and June 27, 2020, investments included in other current assets consist of the following:

	ToroVerde Inc. (1)	The Hacienda Company, LLC (2)	Old Pal(3)	Other Investments	TOTAL

Fair Value as of June 27, 2020	$-	$750,000	$1,970,000	$1,066,791	$3,786,791

Settlement of Liabilities	-	(750,000)	-	-	(750,000)

Fair Value as of December 26, 2020	$-	$-	$1,970,000	$1,066,791	$3,036,791

________________________

(1) In July 2018, the Company purchased 9,000,000 common shares of ToroVerde Inc., an investment company focused on emerging international cannabis markets, for an aggregate purchase price of $5,000,000, or $0.56 per common share, amounting to 14.3% of the outstanding common shares. As the Company was not deemed to exert any significant influence, the investment was recorded at FVTPL as of December 26, 2020 and June 27, 2020. As of December 26, 2020 and June 27, 2020, the Company holds 14.3% of the equity ownership and voting interests in this investment.

(2) In July 2018, the Company purchased units of The Hacienda Company, LLC, a California limited liability company, which owns Lowell Herb Co., a California-based cannabis brand known for its pack of pre-rolls called Lowell Smokes, for an aggregate purchase price of $1,500,000, amounting to 3.2% of the outstanding units. Pursuant to SEC guidance under ASC 323, “Investments - Equity Method and Joint Ventures” the application of equity method to investments applies to limited liability companies and are required unless the investor holds less than 3-5%. Accordingly, the Company was deemed to have significant influence resulting in equity method accounting. The Company has elected the fair value option under ASC 825, “Financial Instruments” and the investment was recorded at FVTPL. As of December 26, 2020 and June 27, 2020, the Company holds 0% and 3.2%, respectively, of the equity ownership and voting interests in this investment.

(3) In October 2018 and March 2019, the Company purchased an aggregate of 125.3 units of Old Pal, a California-based brand that provides high-quality cannabis flower for its customers, for an aggregate purchase price of $2,000,000, amounting to approximately 10.0% of the outstanding units with 8.7% voting interests. Pursuant to SEC guidance under ASC 323, the application of equity method to investments applies to limited liability companies and are required unless the investor holds less than 3-5%. Accordingly, the Company was deemed to have significant influence resulting in equity method accounting. During the year ended June 27, 2020, the Company decreased their level of ownership in which Old Pal no longer qualified under equity method accounting. The Company has elected the fair value option under ASC 825 and the investment was recorded at FVTPL as of June 27, 2020 and continues to measure Old Pal at the previously elected FVTPL under ASC 323 as of December 26, 2020. As of December 26, 2020, the Company holds 2.6% of the equity ownership and 1.4% of the voting interests in this investment.

As of December 26, 2020, the Company’s investment balance in ToroVerde Inc. and The Hacienda Company, LLC was nil and nil, respectively. In August 2020, the Company entered into an agreement to exchange all of its investment in The Hacienda Company, LLC to settle outstanding balances totaling approximately $750,000. The Company determined that the fair value of its investment in Old Pal LLC was $1,970,000 as of December 26, 2020.

The fair value of investments included in other current assets is considered a Level 3 categorization in the fair value hierarchy. Investments are measured at fair value using a market approach that is based on unobservable inputs.

As of June 27, 2020 and June 29, 2019, other current assets consist of the following:

	2020	2019

Investments	$3,786,791	$13,018,791
Excise Tax Receivable	5,254,595	5,721,945
Other Current Assets	64,071	172,303

Total Other Current Assets	$9,105,457	$18,913,039

As of June 27, 2020 and June 29, 2019, investments included in other current assets consist of the following:

	ToroVerde Inc.	The Hacienda Company, LLC	Old Pal	Other Investments	TOTAL
	(1)	(2)	(3)

Fair Value as of July 1, 2018	$-	$-	$-	$-	$-

Additions	5,000,000	1,500,000	2,000,000	259,791	8,759,791
Unrealized Gain on Changes in Fair Value of Investments	600,000	709,000	2,430,000	520,000	4,259,000

Fair Value as of June 29, 2019	5,600,000	2,209,000	4,430,000	779,791	13,018,791

Non-Cash Additions	-	-	-	287,000	287,000
Unrealized Gain on Changes in Fair Value of Investments	-	1,294,843	2,492,822	-	3,787,665
Unrealized Loss on Changes in Fair Value of Investments	(5,600,000)	(2,753,843)	-	-	(8,353,843)
Transfer to Assets Held For Sale	-	(3,503,843)	(4,952,822)	-	(8,456,665)
Transferred Back from Assets Held for Sale	-	3,503,843	-	-	3,503,843

Fair Value as of June 27, 2020	$-	$750,000	$1,970,000	$1,066,791	$3,786,791

________________________

(1)

In July 2018, the Company purchased 9,000,000 common shares of ToroVerde Inc., an investment company focused on emerging international cannabis markets, for an aggregate purchase price of $5,000,000, or $0.56 per common share, amounting to 14.3% of the outstanding common shares. As the Company was not deemed to exert any significant influence, the investment was recorded at FVTPL as of June 27, 2020 and June 29, 2019. As of June 27, 2020, the Company holds 14.3% of the equity ownership and voting interests in this investment.

(2)

In July 2018, the Company purchased units of The Hacienda Company, LLC, a California limited liability company, which owns Lowell Herb Co., a California-based cannabis brand known for its pack of pre-rolls called Lowell Smokes, for an aggregate purchase price of $1,500,000, amounting to 3.2% of the outstanding units. Pursuant to SEC guidance under ASC 323, the application of equity method to investments applies to limited liability companies and are required unless the investor holds less than 3-5%. Accordingly, the Company was deemed to have significant influence resulting in equity method accounting. The Company has elected the fair value option under ASC 825 and the investment was recorded at FVTPL as of June 27, 2020 and June 29, 2019. As of June 27, 2020, the Company holds 3.2% of the equity ownership and voting interests in this investment.

(3)

In October 2018 and March 2019, the Company purchased an aggregate of 125.3 units of Old Pal, a California-based brand that provides high-quality cannabis flower for its customers, for an aggregate purchase price of $2,000,000, amounting to approximately 10.0% of the outstanding units with 8.7% voting interests. Pursuant to SEC guidance under ASC 323, the application of equity method to investments applies to limited liability companies and are required unless the investor holds less than 3-5%. Accordingly, the Company was deemed to have significant influence resulting in equity method accounting. During the year ended June 27, 2020, the Company decreased their level of ownership in which Old Pal no longer qualified under equity method accounting. The Company has elected the fair value option under ASC 825 and the investment was recorded at FVTPL as of June 29, 2019 and continues to measure Old Pal at the previously elected FVTPL under ASC 323 as of June 27, 2020. As of June 27, 2020, the Company holds 2.6% of the equity ownership and 1.4% of the voting interests in this investment.

During the year ended June 27, 2020, the Company recorded a net loss on changes in fair value of investments of $4,566,178. As of June 27, 2020, the Company’s investment balance in ToroVerde Inc. and The Hacienda Company, LLC was nil and $750,000, respectively. The Company determined that the fair value of its investment in Old Pal LLC was $1,970,000 as of June 27, 2020.

The fair value of investments included in other current assets is considered a Level 3 categorization in the fair value hierarchy. Investments are measured at fair value using a market approach that is based on unobservable inputs.